Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Oct. 01, 2023	Oct. 01, 2022	Jul. 08, 2022	Jan. 12, 2022	Oct. 01, 2021	Aug. 02, 2021	Jan. 18, 2021	Oct. 01, 2020	Feb. 24, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares										$ 1,200	$ 1,106
Recognition period for unrecognized cost for non-vested shares										9 months
General and Administrative Expenses [Member] | Board of Directors and Certain Employees [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense										$ 6,973	4,907	$ 826
Direct Voyage Expenses [Member] | Non-Employee [Member]
Equity Incentive Plan [Abstract]
Stock-based compensation expense										$ 212	$ 190	$ 43
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				550,000			400,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)						350,000
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)										223,331	5,208
Granted (in shares)										883,700	670,000
Vested (in shares)										(812,133)	(451,877)
Forfeited (in shares)										(666)
Outstanding at end of year (in shares)										294,232	223,331	5,208
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)										$ 7.88	$ 24.8
Granted (in dollars per share)										8.25	9.1
Vested (in dollars per share)										8.47	9.6
Forfeited (in dollars per share)										9.13
Outstanding at end of year (in dollars per share)										$ 7.34	$ 7.88	$ 24.8
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Vesting period										2 years
Number of Shares [Roll Forward]
Granted (in shares)									15,625
Vested (in shares)					(5,208)			(5,208)	(5,209)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)									$ 51.2
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)									4,500
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)									4,281
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Certain Other Non-Executive Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)									6,063
Equity Incentive Plan [Member] | Awarded February 24, 2020 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)									781
Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)							360,000
Number of Shares [Roll Forward]
Vested (in shares)		(119,998)			(119,999)		(120,003)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)							$ 8.1
Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)							140,000
Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)							95,000
Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Certain Other Non-Executive Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)							110,000
Equity Incentive Plan [Member] | Awarded January 18, 2021 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)							15,000
Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)						310,000
Vested (in shares)		(103,332)			(103,333)	(103,335)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)						$ 10.2
Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)						130,000
Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)						88,500
Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Certain Other Non-Executive Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)						79,000
Equity Incentive Plan [Member] | Awarded August 2, 2021 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)						12,500
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)				533,700
Vested (in shares)		(177,899)		(177,902)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)				$ 9.1
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(177,899)
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)				160,000
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				170,000
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Certain Other Non-Executive Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)				188,700
Equity Incentive Plan [Member] | Awarded January 12, 2022 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)				15,000
Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)			400,000
Number of Shares [Roll Forward]
Granted (in shares)			350,000
Vested (in shares)		(116,665)	(116,670)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)			$ 6.9
Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Plan [Member]
Number of Shares [Roll Forward]
Vested (in shares)	(116,665)
Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Non-Executive Members of Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)			140,000
Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Executive Officers [Member]
Number of Shares [Roll Forward]
Granted (in shares)			105,000
Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Certain Other Non-Executive Employees [Member]
Number of Shares [Roll Forward]
Granted (in shares)			95,000
Equity Incentive Plan [Member] | Awarded July 8, 2022 [Member] | Restricted Stock [Member] | Non-Employee [Member]
Number of Shares [Roll Forward]
Granted (in shares)			10,000